Investments - Unrealized Loss Position (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	[1]	$ 6,596.3	$ 2,661.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	[1]	219.6	41.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	[1]	519.4	1,289.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	[1]	38.7	34.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	7,115.7	3,950.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	258.3	76.1
Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		966.2	402.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		68.0	16.7
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		6,596.3	2,653.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		214.6	41.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		518.1	1,287.6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		37.8	30.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	7,114.4	3,941.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	252.4	72.3
Debt Securities [Member] | Supporting Discontinued And Experience Rated Products [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		964.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		64.1
US Government Agencies Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		66.8	20.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		0.2	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		12.6	19.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0.4	0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	79.4	40.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	0.6	0.6
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		714.2	457.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		6.1	2.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		91.6	347.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		3.2	5.6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	805.8	804.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	9.3	7.8
Domestic Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		3,168.7	1,074.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		130.8	19.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		144.3	515.2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		15.8	13.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	3,313.0	1,589.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	146.6	33.6
Foreign Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,102.4	540.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		50.4	12.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		89.2	148.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		11.0	5.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	1,191.6	688.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	61.4	18.3
Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		328.7	3.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		2.9	0.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		89.5	166.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		3.4	3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	418.2	170.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	6.3	3.9
Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		562.0	181.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		8.6	0.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		23.8	69.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0.4	0.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	585.8	250.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	9.0	1.6
Other Asset-Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		653.5	373.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		15.6	6.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		67.1	21.3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		3.6	0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	720.6	394.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	19.2	6.5
Redeemable Preferred Stock [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			3.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses			0.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses			0.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]		3.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]		0.0
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		0.0	8.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		5.0	0.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		1.3	1.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		0.9	3.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	[1]	1.3	9.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	[1]	$ 5.9	$ 3.8

[1]	At December 31, 2015 and 2014, debt and equity securities in an unrealized capital loss position of $68.0 million and $16.7 million, respectively, and with related fair value of $966.2 million and $402.7 million, respectively, related to experience-rated and discontinued products.